INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income tax rate					21.00%	21.00%
Description of income taxes					there is a cumulative change in our ownership by “5% shareholders” that exceeds 50 percentage points over a rolling three-year period.
Valuation allowance, decrease					$ 490,000
Operating Loss Carryforwards	$ 2,917,488	$ 3,802,290	$ 8,498,019	$ 29,516,452	32,728,241	$ 9,867,930
Federal [Member]
Operating Loss Carryforwards					159,300,000
Net operating losses					125,200,000	$ 34,200,000
State [Member]
Operating Loss Carryforwards					$ 119,000,000.0